Dispositions and Other Income/(Expense)	12 Months Ended
Sep. 29, 2018
Other Income and Expenses [Abstract]
Dispositions and Other Income/(Expense)
Other Income, net
Other income, net is as follows:

	2018	2017	2016
Gains on sales of real estate and property rights	$560	$—	$—
Settlement of litigation	38	(177)	—
Gain related to the acquisition of BAMTech	3	255	—
Other income, net	$601	$78	$—

Gains from sales of real estate and property rights
In fiscal 2018, the Company recorded gains of $560 million in connection with the sale of real estate and property rights in New York City.
Settlement of litigation
In fiscal 2018, the Company recorded $38 million in insurance recoveries in connection with the settlement of a litigation matter for which the Company recorded a charge of $177 million, net of committed insurance recoveries in fiscal 2017.
Gain related to the acquisition of BAMTech
In fiscal 2018, the Company recorded a $3 million adjustment to a fiscal 2017 non-cash net gain of $255 million recorded in connection with the acquisition of a controlling interest in BAMTech (see Note 3).